INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	23.00%	23.00%	23.00%
Percentage of services of deemed technology income				12% tax
Percentage of production of preferred income				16% or 7.5%. tax
Amount of carryforward tax losses	$ 188,893	$ 28,433
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Principal tax rates outside Israel	34.70%
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Principal tax rates outside Israel	30.00%
Lithuania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates outside Israel	16.00%
Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates outside Israel	30.00%
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates outside Israel	15.50%
Trade tax rate effect of foreign corporate tax rates	14.00%
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates outside Israel	34.00%
Minimum | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Principal tax rates outside Israel	19.00%
Maximum | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Principal tax rates outside Israel	25.00%
Israel
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	23.00%